CONCENTRATION OF RISKS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CONCENTRATION OF RISKS
Schedule of Major suppliers Cost Of Sales
	2023	2022	2023	2022	2023	2022
	Purchase		Percentage of purchases		Accounts payable trade
Vendor A	$410,208	$504,906	20.43%	18.89%	$408,334	$502,559
Vendor B	$314,739	$333,751	15.67%	12.49%	$313,300	$332,200
Vendor C	$213,965	$449,494	10.65%	16.82%	$199,312	$178,749
	$938,912	$1,288,151	46.75%	48.20%	$920,946	$1,013,508
	2022	2021	2022	2021	2022	2021
	Purchase		Percentage of purchases		Accounts payable trade
Vendor A	$1,497,142	$1,815,817	15.48%	16.37%	$147,376	$397,636
Vendor B	$1,425,867	$1,404,442	14.74%	12.66%	$389,697	$405,999
Vendor C	$1,424,476	$2,026,842	14.73%	18.27%	$509,031	$640,827
Vendor D	$1,171,511	$1,191,344	12.11%	10.74%	$366,764	$269,966
	$5,518,996	$6,438,445	57.06%	58.03%	$1,412,868	$1,714,428

Schedule of concentration of risk
	2022	2021	2022	2021	2022	2021
	Purchase		Percentage of purchases		Accounts payable trade
Vendor A	$1,497,142	$1,815,817	15.48%	16.37%	$147,376	$397,636
Vendor B	$1,425,867	$1,404,442	14.74%	12.66%	$389,697	$405,999
Vendor C	$1,424,476	$2,026,842	14.73%	18.27%	$509,031	$640,827
Vendor D	$1,171,511	$1,191,344	12.11%	10.74%	$366,764	$269,966
	$5,518,996	$6,438,445	57.06%	58.03%	$1,412,868	$1,714,428